Liquidity and Going Concern	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

Tigo follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements - Going Concern, which requires management to assess Tigo’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

Tigo has incurred recurring net losses and negative cash flows from operating activities since inception and has an accumulated deficit of $62.2 million at December 31, 2022. Management believes that with the existing cash, cash equivalents, and restricted cash as of December 31, 2022, an increasing customer base, as well as proper management of expenditures, Tigo has sufficient resources to sustain operations through March 2024. However, there is no certainty that management will be successful in these efforts and, if Tigo requires additional debt or equity financing, there is no assurance that it will be available at terms acceptable to Tigo, or at all.